Credit Risk - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2026 GBP (£) economic_scenario	Mar. 31, 2026 GBP (£)	Dec. 31, 2025 GBP (£)	Jun. 30, 2025 GBP (£)
Disclosure of financial assets [line items]
Expected credit loss rate	100.00%
Average
Disclosure of financial assets [line items]
Value at risk	£ 20		£ 18	£ 19
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 5,969		5,727
Credit risk
Disclosure of financial assets [line items]
Number of economic scenarios | economic_scenario	5
Stress horizon period, ECL	5 years
Credit risk | Average
Disclosure of financial assets [line items]
Value at risk	£ 17		14	£ 16
Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	2.10%
Total weighted model ECL | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 4,328		4,358
Post-model adjustment | Impairment allowance
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	81
Financial assets	66
Post-model adjustment | Impairment allowance | Barclays UK
Disclosure of financial assets [line items]
Financial assets		£ 10
Post-model adjustment | Impairment allowance | Barclays US Consumer Bank
Disclosure of financial assets [line items]
Financial assets		£ 25
Post-model adjustment | Impairment allowance | Barclays Investment Bank
Disclosure of financial assets [line items]
Financial assets	(66)
ECL from held for sale assets (AA portfolio) | Impairment allowance
Disclosure of financial assets [line items]
Financial assets			(235)
ECL from held for sale assets (AA portfolio) | Impairment allowance | Barclays US Consumer Bank
Disclosure of financial assets [line items]
Financial assets	(4)
ECL from other financial assets subject to impairment, adjustment | Impairment allowance | Barclays Investment Bank
Disclosure of financial assets [line items]
Financial assets	(2)
Loans and advances | Impairment allowance
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(1,497)
Loans and advances | Total weighted model ECL | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,300		4,300
Loans and advances | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(371,301)		(361,523)
Loans and advances | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5,516		5,289
Loans and advances | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,328		4,358
Loans and advances | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,240		4,302
Loans and advances | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5,666		5,443
Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(18)
Financial assets	£ 127		117
Retail mortgages | Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	28.60%
Retail mortgages | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ (181,542)		(177,333)
Retail mortgages | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	127		117
Retail mortgages | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	81		62
Retail mortgages | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	63		51
Retail mortgages | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	294		190
Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(916)
Financial assets	£ 3,436		3,329
Retail credit cards | Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	0.90%
Retail credit cards | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ (37,667)		(36,952)
Retail credit cards | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,436		3,329
Retail credit cards | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,290		3,336
Retail credit cards | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,261		3,332
Retail credit cards | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,821		3,715
Retail other | Impairment allowance
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(137)
Financial assets	£ 536		517
Retail other | Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	0.50%
Retail other | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ (14,235)		(13,914)
Retail other | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	536		517
Retail other | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	189		192
Retail other | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	188		185
Retail other | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	225		259
Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(426)
Financial assets	£ 1,417		1,326
Corporate loans | Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	5.50%
Corporate loans | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ (137,857)		(133,324)
Corporate loans | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,417		1,326
Corporate loans | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	768		768
Corporate loans | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	728		734
Corporate loans | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 1,326		£ 1,279